Organization and Plan of Business Operations (FY) (Details)	1 Months Ended		9 Months Ended
	Mar. 18, 2021 $ / shares shares	Dec. 31, 2020 USD ($) Business $ / shares shares	Sep. 30, 2021 USD ($) $ / shares
Organization and Business Operations (Details) [Line Items]
Units issued (in shares) | shares	345,000,000
Percentage of fair market value trust account		80.00%	80.00%
Public per share held in the trust account (in Dollars per share)		$ 10.00	$ 10.00
Business combination recognized trust account per share (in Dollars per share)		$ 10.00	$ 10.00
Number of business days prior to completion of business combination		2 days
Business combination recognized identifiable net tangible assets | $		$ 5,000,001	$ 5,000,001
Redeem of outstanding shares percentage		100.00%	100.00%
Period to complete Business Combination from closing of Proposed Public Offering		24 months
Period to redeem public shares if business combination is not completed within Initial combination period		10 days
Cash deposited in Trust Account per Unit (in dollars per share)		$ 10.00
Public per share (in Dollars per share)		$ 10.00	$ 10.00
Going Concern Consideration [Abstract]
Cash | $		$ 0	$ 335,058
Working capital | $		$ 177,743	$ 422,644
Minimum [Member]
Organization and Business Operations (Details) [Line Items]
Number of operating businesses included in initial Business Combination | Business		1
Maximum [Member]
Organization and Business Operations (Details) [Line Items]
Percentage of Public Shares that can be redeemed without prior consent		15.00%
Interest from Trust Account that can be held to pay dissolution expenses | $		$ 100,000
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities		50.00%	50.00%
Public Shares [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit (in dollars per share)		$ 10.00
Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit (in dollars per share)		$ 1.50
Warrants issued (in shares) | shares		4,666,667
Initial Public Offering [Member]
Organization and Business Operations (Details) [Line Items]
Units issued (in shares) | shares	34,500,000	25,000,000
Price per unit (in dollars per share)	$ 10.00	$ 10.00
Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit (in dollars per share)			$ 1.50
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Units issued (in shares) | shares		28,750,000
Price per unit (in dollars per share)		$ 10.00	$ 10.00
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit (in dollars per share)		$ 1.50
Warrants issued (in shares) | shares		5,166,667